Derivative contracts (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Derivative contracts
Carrying amount	$ 68,770	$ 69,934
Digital assets deployed as earn
Derivative contracts
Initial net investment	67,520	70,029
Fair value changes on derivative contract	1,250	(95)
Carrying amount	$ 68,770	$ 69,934